6. ACQUISITIONS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period, Value, Acquisitions	[1]	$ 44,984,267
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Monte Carlo simulation valuation model
Write off of deposit	[1]	$ 1,853,059	$ 0
MidAmerican Growers, Inc
Consideration paid, Settlement of pre-existing relationship		1,459,218
1251881 B.C. Ltd
Consideration paid, Common shares issued		$ 34,907,000
Fair value of rights to receive common shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		option pricing model
Convertible Series II Preferred
Stock Issued During Period, Value, Acquisitions	[1]	$ 27,363,787
Stock Issued During Period, Shares, Acquisitions	[1]	17,133,600

[1]	Note 6.